Revenue, Other Income and Other Gains and Losses - Summary of Other Income from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rent		$ 6,674	$ 203,014
Government Research And Development Incentives	$ 627,558	5,791,688	928,073
Other Income from Continuing Operations	$ 627,558	$ 5,798,362	1,302,587
Cash Flow Boost Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Government assistance COVID-19			50,000
Jobkeeper Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Government assistance COVID-19			$ 121,500